Settlement Agreement	12 Months Ended
Dec. 31, 2025
Settlement Agreement [Abstract]
SETTLEMENT AGREEMENT
3.	SETTLEMENT AGREEMENT

On May 16, 2025, the Company entered into a settlement agreement with Target Global Acquisition I Corp. Pursuant to the Settlement and Release Agreement, the Parties mutually agreed to terminate the Agreement and Plan of Merger, by and among Venhub and TGAA Parties, dated as of December 2, 2024. On May 21, 2025, the full Settlement Consideration was delivered, and the Business Combination Agreement, terminated in accordance with their terms (subject to the survival of certain confidentiality provisions).

As consideration for the termination, the Parties agreed to the following consideration to be provided to TGAA:

●	$225,000 in cash;

●	A secured promissory note in an amount equal to $2,500,000 with a 4% annual interest rate compounding semi-annually with a maturity date of May 16, 2030

●	3,462,375 shares of Venhub common stock.

The Company recognized the loss under ASC 450-20-25-2 as an estimated loss from a loss contingency shall be accrued by a charge to income if both of the following conditions are met: Information available before the financial statements are issued or are available to be issued (as discussed in Section 855-10-25) indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and the amount of loss can be reasonably estimated.

Events of default: if there shall be any Event of Default (as defined below) hereunder, at the option and upon the declaration of the Holder and upon written notice to the Company (which election and notice shall not be required in the case of an Event of Default under subsection (i) or (ii) below), this Note shall accelerate and all principal and unpaid accrued interest shall become due and payable. The occurrence of any one or more of the following shall constitute an “Event of Default”:

(i) any Borrower files any petition or action for relief under any bankruptcy, reorganization, insolvency or moratorium law or any other law for the relief of, or relating to, debtors, now or hereafter in effect, or makes any assignment for the benefit of creditors or takes any corporate action in furtherance of any of the foregoing;

(ii) an involuntary petition is filed against any Borrower (unless such petition is dismissed or discharged within 45 days under any bankruptcy statute now or hereafter in effect, or a custodian, receiver, trustee or assignee for the benefit of creditors (or other similar official) is appointed to take possession, custody or control of any property of such Borrower);

(iii) (a) the security interest created by this Note shall at any time fail to constitute a valid security interest on all of the Collateral (as defined below) purported to be encumbered hereby or (b) any Borrower challenges the validity of the security interest created by this Note;

(iv) the Borrowers fail to make any payments when due and payable under this Note that continues for more than 5 business days;

(v) the Borrowers fail to satisfy any covenant, obligation or other requirement (A) under Sections 3(d), (f), (g) and (h) of this Note or (B) otherwise under this Note or any agreements related thereto that, with respect to this clause (B), is not cured within 30 days of notice or the Borrowers’ knowledge;

(vi) any representation or warranty made by the Borrowers pursuant to this Note shall prove to be incorrect, false or misleading; or

(vii) the occurrence of an “event of default” or similar event with respect to any other debt of the Borrowers in excess of $750,000 that permits the lenders or holders of such debt to accelerate the amounts due and payable thereunder; provided that if such “event of default” or similar event is cured or waived within 30 days after the occurrence thereof, and the lenders or holders thereof have not accelerated the amounts due and payable thereunder, the corresponding Event of Default pursuant to this clause shall be automatically deemed cured.

Upon any declaration of acceleration, the Maturity Date shall be deemed to be the date of such acceleration and the principal and interest under this Note shall become immediately due and payable and the Holder shall be entitled to exercise all of its rights and temedies hereunder, under the applicable law, and as provided for under this Note, whether at law or in equity. The failure of the Holder to declare this Note due and payable upon the occurrence and during the continuation of an Event of Default shall not be a waiver of its right to do so, and the Holder shall retain the right to declare this Note due and payable.

See Note 6 for lease commitments.